Details of Consolidated Statements of Cash Flows (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Details of Items not involving current cash flows
Depreciation and amortization	$ 686	$ 656	$ 725
Other non-cash charges	230	129	145
Amortization of other assets included in cost of goods sold	80	67	74
Long-lived asset impairments [note 4]	21	23	183
Amortization of employee wage buydown	6	19	27
Fair value gain on deconsolidation [note 3, 4]		(16)
Curtailment gain [note 4, 16]			(26)
Deferred income taxes [note 12]	(76)	(26)	19
Equity income	(121)	(132)	(112)
Items not involving current cash flows	$ 826	$ 720	$ 1,035